ASSETMARK FUNDS

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2009

The date of this Supplement is September 30, 2009

1. As of September 11, 2009, Detlev S. Schlichter no longer serves as a portfolio manager for the portion of the Core Plus Fixed Income Fund sub-advised by Western Asset Management Company. All references to Mr. Schlichter in the Prospectus are deleted.

2. The fund name in the Average Annual Total Returns table on page 38 of the Prospectus is hereby deleted and replaced with the following: Enhanced Fundamental Index® Small Company Growth Fund.

Please retain this Supplement with your Prospectus for future reference.

ASSETMARK FUNDS

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2009

The date of this Supplement is September 30, 2009

As of September 11, 2009, Detlev S. Schlichter no longer serves as a portfolio manager for the portion of the Core Plus Fixed Income Fund sub-advised by Western Asset Management Company. All references to Mr. Schlichter in the Statement of Additional Information are deleted.

Please retain this Supplement with your Statement of Additional Information for future reference.